Investments - Summary of Investments for General Accounts Comprise Financial Assets Excluding Derivatives And Investments in Real Estate (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022		Jan. 01, 2022	[1]	Dec. 31, 2021
Disclosure of investments in financial assets and real estate [line items]
Total	€ 73,865	€ 77,412
Investments in real estate	488	502				€ 3,206
Total investments	266,382	254,759	[1]	€ 409,444
Financial Assets Excluding Derivatives Category [Member]
Disclosure of investments in financial assets and real estate [line items]
Financial assets measured at FVOCI – with recycling	50,354	54,214
Financial assets measured at FVOCI – no recycling	10	10
Financial assets measured at amortized cost	10,227	10,453
Financial assets measured at FVPL – designated	195,916	181,503
Financial assets measured at FVPL – mandatory	9,386	8,079
Total	265,894	254,257
Investments in real estate	488	502
Total investments	266,382	254,759
Financial Assets Excluding Derivatives Category [Member] | Insurance Contracts With Direct Participating Features [member]
Disclosure of investments in financial assets and real estate [line items]
Financial assets measured at FVPL – designated	107,714	103,327
Total	107,714	103,327
Investments in real estate	227	236
Total investments	107,941	103,562
Financial Assets Excluding Derivatives Category [Member] | Insurance Contracts Without Direct Participating Features [member]
Disclosure of investments in financial assets and real estate [line items]
Financial assets measured at FVOCI – with recycling	44,404	48,556
Financial assets measured at FVOCI – no recycling	9	9
Financial assets measured at amortized cost	7,941	8,254
Financial assets measured at FVPL – designated	2,078	1,833
Financial assets measured at FVPL – mandatory	8,889	7,719
Total	63,321	66,371
Investments in real estate	55	59
Total investments	63,376	66,430
Financial Assets Excluding Derivatives Category [Member] | Investment Contracts With Direct Participating Features [member]
Disclosure of investments in financial assets and real estate [line items]
Financial assets measured at FVPL – designated	47,759	45,453
Total	47,759	45,453
Investments in real estate	152	168
Total investments	47,911	45,620
Financial Assets Excluding Derivatives Category [Member] | Investment Contracts Without Direct Participating Features [member]
Disclosure of investments in financial assets and real estate [line items]
Financial assets measured at FVOCI – with recycling	5,854	5,482
Financial assets measured at amortized cost	2,216	2,159
Financial assets measured at FVPL – designated	19	47
Financial assets measured at FVPL – mandatory	386	285
Total	8,474	7,972
Total investments	8,474	7,972
Financial Assets Excluding Derivatives Category [Member] | Non Insurance Related Investment [member]
Disclosure of investments in financial assets and real estate [line items]
Financial assets measured at FVOCI – with recycling	97	176
Financial assets measured at FVOCI – no recycling	1	1
Financial assets measured at amortized cost	70	39
Financial assets measured at FVPL – designated	38,347	30,843
Financial assets measured at FVPL – mandatory	111	75
Total	38,626	31,134
Investments in real estate	54	40
Total investments	€ 38,680	€ 31,174

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.